FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis at Aggregate Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Assets	$ 22,631	$ 25,308
Liabilities	(13,246)	(14,241)
Recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	1,856	2,348
Recurring fair value measurement | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	1,780	2,267
Recurring fair value measurement | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	76	81
Recurring fair value measurement | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets (liabilities)	0	0
Recurring fair value measurement | Derivatives
Disclosure of fair value measurement of assets [line items]
Liabilities	0	(29)
Recurring fair value measurement | Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Derivatives | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Liabilities	0	(29)
Recurring fair value measurement | Derivatives | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Liabilities	0	0
Recurring fair value measurement | Cash and equivalents
Disclosure of fair value measurement of assets [line items]
Assets	1,571	2,234
Recurring fair value measurement | Cash and equivalents | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	1,571	2,234
Recurring fair value measurement | Cash and equivalents | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Cash and equivalents | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments [Member]
Disclosure of fair value measurement of assets [line items]
Assets	209	33
Recurring fair value measurement | Other investments [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	209	33
Recurring fair value measurement | Other investments [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Other investments [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member]
Disclosure of fair value measurement of assets [line items]
Assets	76	110
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Assets	76	110
Recurring fair value measurement | Receivables from provisional copper and gold sales [Member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0